General information and basis of presentation - Other changes of the Company's shareholders subsequent to the Recapitalization and Initial Public Offering (Details) $ / shares in Units, $ in Millions							1 Months Ended		12 Months Ended				13 Months Ended
	Aug. 17, 2020 shares	Mar. 31, 2020	Feb. 20, 2020	Jan. 14, 2020 shares	Dec. 13, 2019 CNY (¥) shares	Jan. 31, 2019	Apr. 30, 2018 USD ($) item $ / shares	Apr. 30, 2018 CNY (¥) item	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥) shares		Dec. 31, 2018 CNY (¥) shares	Aug. 30, 2019 CNY (¥)	Dec. 31, 2020 $ / shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 $ / shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 $ / shares	Dec. 31, 2017 $ / shares
General information, recapitalization and basis of presentation.
Number of investors | item							12	12
Proceeds from issuance of ordinary shares					¥ 2,007,034,549			¥ 4,750,965,000					¥ 192,082,000
Proportion of ownership interest in associate		40.00%	31.82%			35.00%
Net proceeds from issuance of shares									¥ 2,722,445,000	¥ 102,080,000		¥ 4,409,771,000
Share capital															¥ 78,000		¥ 73,000
Initial term of exclusive business cooperation agreement									10 years
Extended term of exclusive business cooperation agreement									5 years
Initial term of exclusive asset option agreement									10 years
Extended term of exclusive asset option agreement									5 years
ADSs
General information, recapitalization and basis of presentation.
Increase (decrease) in number of ordinary shares issued | shares				3,520,000	31,200,000
Ordinary shares
General information, recapitalization and basis of presentation.
Increase (decrease) in number of ordinary shares issued | shares	62,100,000			10,560,000	93,600,000				72,660,000	3,720,665	[1]	99,999,999
Proceeds from issuance of ordinary shares							$ 750	¥ 4,750,965,000
Price per share (in USD per share) | $ / shares							$ 7.5
Ordinary shares par value per share | $ / shares														$ 0.00001		$ 0.00001		$ 0.00001	$ 0.00001
Jin Tai Yuan Limited
General information, recapitalization and basis of presentation.
Proportion of ownership interest in subsidiary									100.00%
Jin Cheng Long Limited
General information, recapitalization and basis of presentation.
Proportion of ownership interest in subsidiary									100.00%
OneConnect Financial Technology (HongKong) Limited
General information, recapitalization and basis of presentation.
Proportion of ownership interest in subsidiary									100.00%
OneConnect Financial Technology (Singapore) Co., Pte. Ltd.
General information, recapitalization and basis of presentation.
Proportion of ownership interest in subsidiary									100.00%
PT OneConnect Financial Technology Indonesia
General information, recapitalization and basis of presentation.
Proportion of ownership interest in subsidiary									100.00%
Ping An OneConnect Bank (Hong Kong) Limited
General information, recapitalization and basis of presentation.
Proportion of ownership interest in subsidiary									100.00%
Shenzhen OneConnect Technology
General information, recapitalization and basis of presentation.
Proportion of ownership interest in subsidiary									100.00%
Vantage Point Technology
General information, recapitalization and basis of presentation.
Proportion of ownership interest in subsidiary									51.67%
Shenzhen OneConnect Information Technology
General information, recapitalization and basis of presentation.
Proportion of ownership interest in subsidiary									51.00%
BER Technology
General information, recapitalization and basis of presentation.
Proportion of ownership interest in subsidiary									80.00%
Zhang Tong Shun
General information, recapitalization and basis of presentation.
Proportion of ownership interest in subsidiary									100.00%
Shenzhen OneConnect | VIEs
General information, recapitalization and basis of presentation.
Proportion of ownership interest in subsidiary									100.00%
Shenzhen CA | VIEs
General information, recapitalization and basis of presentation.
Proportion of ownership interest in subsidiary									98.90%
Shanghai OneConnect | Subsidiaries of VIE
General information, recapitalization and basis of presentation.
Proportion of ownership interest in subsidiary									100.00%
Kechuang | Subsidiaries of VIE
General information, recapitalization and basis of presentation.
Proportion of ownership interest in subsidiary									99.90%

[1]	The Company has completed Round A investments (“Round A Investments”) in April 2018 with 12 investors. 99,999,999 ordinary shares were issued to the Round A Investors at a price of USD7.5 per share for an aggregated consideration of approximately USD750 million (approximately RMB4,750,965,000). These shares rank pari passu in all respects with the shares in issue. As at December 31, 2018, issued number of ordinary shares was 999,999,999 shares of USD0.00001 each which had been fully paid.On March 11, 2019, the Company issued 1,748,501 ordinary shares to National Dream Limited, the offshore entity of Vantage Point Technology, for a total subscription price of USD13,114,000 (approximately RMB88,030,000) pursuant to a share subscription agreement entered into in July 2018. On November 26, 2019, the Company issued 1,267,520 ordinary shares to Great Lakes Limited, the offshore entity of View Foundation’s selling shareholder, for a total subscription price of USD9,506,400 (approximately RMB66,877,000) pursuant to a share subscription agreement entered into in August, 2019. On November 27, 2019, the Company issued 563,714 and 140,930 ordinary shares to Blossom View Limited and Gold Planning Limited, respectively, which are the offshore entities designated by certain selling shareholders of BER Technology, for a total subscription price of USD5,284,830 (approximately RMB37,175,000) pursuant to a share subscription agreement entered into in September, 2019.